Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38354
Entity Address, Address Line One	9 rue de Bitbourg
Entity Address, Postal Zip Code	L-1273
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001863362
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Registrant Name	Procaps Group, S.A.
Entity Incorporation, State or Country Code	N4
Ordinary Shares, U.S.$0.01 nominal value per share
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, U.S.$0.01 nominal value per share
Trading Symbol	PROCF
Entity Common Stock, Shares Outstanding	112,824,183
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	PROCW
Entity Common Stock, Shares Outstanding	23,375,000
Business Contact
Document Information [Line Items]
Contact Personnel Name	Melissa Angelini
Entity Address, Address Line One	9 rue de Bitbourg
Entity Address, Postal Zip Code	L-1273
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
City Area Code	356
Local Phone Number	7995-6138
Contact Personnel Email Address	ir@procapsgroup.com